Cover	Jul. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2022
Entity File Number	000-32141
Entity Registrant Name	NUTRA PHARMA CORP.
Entity Central Index Key	0001119643
Entity Tax Identification Number	91-2021600
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	1537 NW 65
Entity Address, Address Line Two	th
Entity Address, Address Line Three	Avenue
Entity Address, City or Town	Plantation
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33313
City Area Code	(954)
Local Phone Number	509-0911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	Not Applicable